Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000025652
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%		5.46%	4.88%
Without Sales Load [Member] | C000025653
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%		5.19%	4.61%
Without Sales Load [Member] | C000025646
Average Annual Return [Line Items]
Average Annual Return, Percent		17.10%		9.83%	8.00%
Without Sales Load [Member] | C000025647
Average Annual Return [Line Items]
Average Annual Return, Percent		16.79%		9.59%	7.74%
Without Sales Load [Member] | C000025655
Average Annual Return [Line Items]
Average Annual Return, Percent		20.48%		11.21%	10.38%
Without Sales Load [Member] | C000128923
Average Annual Return [Line Items]
Average Annual Return, Percent		20.29%		11.04%	10.20%
Without Sales Load [Member] | C000025649
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%		9.85%	7.98%
Without Sales Load [Member] | C000025650
Average Annual Return [Line Items]
Average Annual Return, Percent		12.16%		9.57%	7.71%
Without Sales Load [Member] | C000025640
Average Annual Return [Line Items]
Average Annual Return, Percent		19.05%		8.99%	8.97%
Without Sales Load [Member] | C000025641
Average Annual Return [Line Items]
Average Annual Return, Percent		18.82%		8.73%	8.69%
Without Sales Load [Member] | C000025643
Average Annual Return [Line Items]
Average Annual Return, Percent		32.37%		16.76%	14.90%
Without Sales Load [Member] | C000025644
Average Annual Return [Line Items]
Average Annual Return, Percent		32.09%		16.47%	14.61%
Without Sales Load [Member] | C000025633
Average Annual Return [Line Items]
Average Annual Return, Percent		28.32%		14.15%	12.05%
Without Sales Load [Member] | C000025634
Average Annual Return [Line Items]
Average Annual Return, Percent		28.00%		13.91%	11.82%
Without Sales Load [Member] | C000138559
Average Annual Return [Line Items]
Average Annual Return, Percent		3.64%		3.35%	1.97%
Without Sales Load [Member] | C000138560
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%		3.08%	1.72%
Without Sales Load [Member] | C000141036
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%		2.92%	1.57%
Without Sales Load [Member] | C000133600
Average Annual Return [Line Items]
Average Annual Return, Percent		12.05%		5.02%	4.41%
Without Sales Load [Member] | C000110307
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%		4.77%	4.16%
Without Sales Load [Member] | C000128922
Average Annual Return [Line Items]
Average Annual Return, Percent		1.24%		(0.16%)	1.44%
Without Sales Load [Member] | C000025636
Average Annual Return [Line Items]
Average Annual Return, Percent		0.89%		(0.42%)	1.17%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.26%	12.86%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.26%	12.86%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.85%	12.53%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.26%	12.86%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.26%	12.86%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.51%	13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.51%	13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.51%	13.09%
MSCI World Index (Net, Total Return, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net, Total Return, USD)
Average Annual Return, Percent		18.67%		11.15%	9.94%
MSCI World Index (Net, Total Return, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net, Total Return, USD)
Average Annual Return, Percent		18.67%		11.15%	9.94%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent		3.82%		4.72%	5.19%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent		3.82%		4.72%	5.19%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%		8.67%	8.48%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%		8.67%	8.48%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		22.10%		11.46%	11.53%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		22.10%		11.46%	11.53%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%		8.59%	8.10%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%		8.59%	8.10%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%		7.40%	7.81%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%		7.40%	7.81%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%		18.94%	16.76%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		33.36%		18.94%	16.76%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.51%	13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.51%	13.09%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.25%		2.46%	1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.25%		2.46%	1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.25%		2.46%	1.77%
60% MSCI World / 40% Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% MSCI World / 40% Bloomberg U.S. Treasury Index
Average Annual Return, Percent		12.96%		7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		0.58%		(0.68%)	0.83%
MSCI World Index (Net, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net, USD, Hedged)
Average Annual Return, Percent		21.87%		12.73%	11.25%
60% MSCI World / 40% Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% MSCI World / 40% Bloomberg U.S. Treasury Index
Average Annual Return, Percent		12.96%		7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		0.58%		(0.68%)	0.83%
MSCI World Index (Net, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net, USD, Hedged)
Average Annual Return, Percent		21.87%		12.73%	11.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%